Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Type	11-K
Entity Registrant Name	O-I GLASS, INC.
Entity Central Index Key	0000812074
Amendment Flag	false
LONG-TERM SAVINGS PLAN
Document Type	11-K
Amendment Flag	false